Document and Entity Information	Sep. 10, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001673358
Document Type	8-K
Document Period End Date	Sep. 10, 2020
Entity Registrant Name	Yum China Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37762
Entity Tax Identification Number	81-2421743
Entity Address, Address Line One	7100 Corporate Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
Entity Address, Country	US
City Area Code	469
Local Phone Number	980-2898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	YUMC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	Yum China Building
Entity Address, Address Line Two	20 Tian Yao Qiao Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200030
Entity Address, Country	CN